Vessels, subsidiaries and other property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, subsidiaries and other property, plant and equipment [Abstract]
Vessel Subsidiaries
The vessels are owned by companies incorporated in the Marshall Islands. The Company directly owns 100% of the vessel subsidiaries. The primary activity of each of the vessel subsidiaries is the ownership and operation of a vessel. In addition, as of December 31, 2025, the Company had four Marshall Islands subsidiaries related to the newbuilding contracts, a vessel-chartering subsidiary and three subsidiaries, DHT Management S.A.M. (Monaco), DHT Management AS (Norway) and DHT Ship Management (Singapore) Pte. Ltd., that perform management services for DHT and its subsidiaries. Furthermore, the Company directly owns 100% of Goodwood providing technical management services. The following table sets out the details of the vessel subsidiaries included in these consolidated financial statements:

Company	Vessel name	Dwt	Flag State	Year Built
DHT Impala, Inc.[1]	DHT Impala	319,000	The Marshall Islands	2026
DHT Gazelle, Inc.[1]	DHT Gazelle	319,825	The Marshall Islands	2026
DHT Addax, Inc.[1]	DHT Addax	319,999	The Marshall Islands	2026
DHT Antelope, Inc.[1]	DHT Antelope	319,999	The Marshall Islands	2026
DHT Appaloosa Inc	DHT Appaloosa	318,918	The Marshall Islands	2018
DHT Mustang Inc	DHT Mustang	317,975	The Marshall Islands	2018
DHT Nokota Inc	DHT Nokota	318,918	The Marshall Islands	2018
DHT Bronco Inc	DHT Bronco	317,975	The Marshall Islands	2018
DHT Colt Inc	DHT Colt	319,713	The Marshall Islands	2018
DHT Stallion Inc	DHT Stallion	319,713	The Marshall Islands	2018
DHT Tiger Limited	DHT Tiger	299,629	The Marshall Islands	2017
DHT Harrier Inc	DHT Harrier	299,985	The Marshall Islands	2016
DHT Puma Limited	DHT Puma	299,629	The Marshall Islands	2016
DHT Panther Limited	DHT Panther	299,629	The Marshall Islands	2016
DHT Osprey Inc	DHT Osprey	299,999	The Marshall Islands	2016
DHT Lion Limited	DHT Lion	299,629	The Marshall Islands	2016
DHT Leopard Limited	DHT Leopard	299,629	The Marshall Islands	2016
DHT Jaguar Limited	DHT Jaguar	299,629	The Marshall Islands	2015
Samco Iota Ltd	DHT Taiga	318,130	The Marshall Islands	2012
DHT Opal Inc	DHT Opal	320,105	The Marshall Islands	2012
Samco Theta Ltd	DHT Sundarbans	318,123	The Marshall Islands	2012
Samco Kappa Ltd	DHT Redwood	318,130	The Marshall Islands	2011
Samco Eta Ltd	DHT Amazon	318,130	The Marshall Islands	2011
Samco Epsilon Ltd	DHT China	317,794	The Marshall Islands	2007
Samco Delta Ltd	DHT Europe	317,713	The Marshall Islands	2007
DHT Bauhinia Inc	DHT Bauhinia	301,019	The Marshall Islands	2007

[1]	Subsidiaries related to newbuilding contracts. Vessels scheduled for delivery in 2026.

Vessels
Vessels

(Dollars in thousands)	Vessels	Drydock	EGCS[1]	Total
Cost
As of January 1, 2025	$1,866,683	$45,264	$70,794	$1,982,741
Additions	105,459	5,811	-	111,270
Transferred to assets held for sale	(135,611)	(3,630)	(8,169)	(147,411)
Disposals	(118,348)	(8,203)	(7,515)	(134,065)
As of December 31, 2025	$1,718,183	$39,242	$55,110	$1,812,535

Accumulated depreciation and impairment
As of January 1, 2025	$(711,556)	$(24,153)	$(61,456)	$(797,165)
Charge for the period	(87,633)	(9,344)	(7,606)	(104,583)
Transferred to assets held for sale	96,816	1,937	8,169	106,923
Disposals	51,293	7,374	7,515	66,181
As of December 31, 2025	$(651,080)	$(24,186)	$(53,378)	$(728,644)

Net book value
As of December 31, 2025	$1,067,103	$15,056	$1,732	$1,083,891

Cost
As of January 1, 2024	$1,929,513	$48,736	$74,630	$2,052,878
Transferred to assets held for sale	(62,829)	(1,756)	(3,836)	(68,421)
Transferred from vessel upgrades	-	6,624	-	6,624
Disposals	-	(8,339)	-	(8,339)
As of December 31, 2024	$1,866,683	$45,264	$70,794	$1,982,741

Accumulated depreciation and impairment
As of January 1, 2024	$(690,077)	$(22,535)	$(56,556)	$(769,168)
Charge for the period	(90,590)	(10,647)	(8,736)	(109,974)
Reversal prior impairment	27,909	-	-	27,909
Transferred to assets held for sale	41,203	690	3,836	45,728
Disposals	-	8,339	-	8,339
As of December 31, 2024	$(711,556)	$(24,153)	$(61,456)	$(797,165)

Net book value
As of December 31, 2024	$1,155,127	$21,111	$9,338	$1,185,576

Vessel upgrades
As of January 1, 2024	$-	$10	$-	$10
Additions	-	6,614	-	6,614
Transferred to vessels	-	(6,624)	-	(6,624)
As of December 31, 2024	$-	$-	$-	$-

Vessels under construction
As of January 1, 2025	$93,178	$-	$-	$93,178
Additions	208,474	-	-	208,474
As of December 31, 2025	$301,651	$-	$-	$301,651

As of January 1, 2024	$-	$-	$-	$-
Additions	93,178	-	-	93,178
As of December 31, 2024	$93,178	$-	$-	$93,178

[1]	Exhaust Gas Cleaning Systems (“EGCS”).

Future Expected Payments Vessels Under Construction
The future expected payments to the builders for the Company’s vessels under construction as of December 31, 2025 are as follows:

(Dollars in thousands)
Year	Amount
2026	235,294
Total future expected payments	$235,294

Fair value based on market values less cost of disposal	The recoverable amount was the fair value based on market values less cost of disposal for all vessels except for DHT Scandinavia, in which case the recoverable amount was the agreed sales price minus cost of disposal.

(Dollars in thousands)
Vessel	Recoverable amount	Reversal of impairment
DHT Tiger	$98,940	$3,474
DHT Puma	94,090	254
DHT Panther	94,090	315
DHT Lion	94,090	42
DHT Leopard	94,090	2,544
DHT Jaguar	89,240	2,622
DHT Taiga	72,750	4,265
DHT Sundarbans	72,750	4,728
DHT Redwood	66,930	2,120
DHT Amazon	66,930	2,894
DHT Europe	46,560	2,431
DHT China	46,560	1,010
DHT Scandinavia¹	42,060	1,210
Total	$979,080	$27,909

[1]	DHT Scandinavia was classified as held for sale from December 10, 2024.

Other Property, Plant and Equipment
The Company’s other property, plant and equipment line item in the consolidated statement of financial position mainly consists of right-of-use (“ROU”) assets, fixtures, furniture and computer equipment. The ROU assets relate to the Company’s leased office space in Monaco, Norway, Singapore and India where the Company is a lessee.

(Dollars in thousands)	2025	2024
Right-of-use assets	$5,329	$3,952
Other property, plant and equipment	1,788	637
Total other property, plant and equipment	$7,117	$4,589